Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of redeemable convertible preferred stock
As of December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	Redeemable Convertible Preferred Stock Authorized	Redeemable Convertible Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Issuance Price
Series A redeemable convertible preferred stock	18,421,897	18,421,897	$74,079	$74,079	$4.0212
Series B redeemable convertible preferred stock	24,137,647	24,137,647	127,358	136,500	$5.6550
Series C redeemable convertible preferred stock	11,241,286	11,241,283	70,704	75,000	$6.6717
Series D redeemable convertible preferred stock	15,812,735	15,812,735	148,848	150,000	$9.4859
	69,613,565	69,613,562	$420,989	$435,579

Summary of common stock reserved for future issuances
At December 31, 2021 and 2020, the Company had reserved common stock for future issuances as follows:

	December 31,
	2021	2020
Conversion of Series A redeemable convertible preferred stock	—	18,421,897
Conversion of Series B redeemable convertible preferred stock	—	24,137,647
Conversion of Series C redeemable convertible preferred stock	—	11,241,286
Conversion of Series D redeemable convertible preferred stock	—	15,812,735
Common stock reserved for Contingent Earnout Shares	15,000,000	—
Exercise of options under stock plans	6,711,192	4,813,262
Issuance of options under stock plans	7,418,937	2,948,598
Shares available for grant under ESPP	1,030,033	—
Warrants to purchase common stock	5,588,506	32,961
	35,748,668	77,408,386

Schedule of activity of warrants
Activity of warrants for the year ended December 31, 2021 is set forth below:

	Legacy Humacyte Common Stock Warrants	Private Placement Warrants	Public Warrants	Total Common Stock Warrants
Outstanding as of December 31, 2020	32,961	—	—	32,961
Common Stock Warrants issued to SVB	411,006	—	—	411,006
Common Stock Warrants as part of the Merger	—	177,500	5,000,000	5,177,500
Warrants exercised	(32,961)	—	—	(32,961)
Outstanding as of December 31, 2021	411,006	177,500	5,000,000	5,588,506

Schedule of assumptions used in the valuations
The Private Placement Warrants were valued using the following assumptions under the Monte Carlo simulation value model:

	December 31, 2021	August 26, 2021
Market price of public stock	$7.25	$10.96
Exercise price	$11.50	$11.50
Expected term (years)	4.65	5.00
Expected share price volatility	61.0%	32.5%
Risk-free interest rate	1.21%	0.68%
Estimated dividend yield	0%	0%
Assumptions used in the valuations are described below:

	December 31, 2021	August 26, 2021
Current stock price	$7.25	$10.96
Expected share price volatility	85.8%	79.6%
Risk-free interest rate	1.52%	1.34%
Estimated dividend yield	0%	0%
Expected term (years)	10.00	10.00